The latest report from your
Fund's management team

SEMIANNUAL REPORT

Cash
Reserve,
Inc.

JUNE 30, 2000



DIRECTORS
Stephen L. Brown
James F. Carlin*
William H. Cunningham
Ronald R. Dion*
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02205-9116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After four years of spectacular returns, the stock market succumbed in the first six months of 2000 largely to the pressures of rising interest rates, as the Federal Reserve kept up its campaign to fight inflation. The red-hot economy has begun to show signs of slowing, and investors are no longer blind to the real possibility that rising rates could slow corporate profits. The result was flat-to-negative results for the three main stock-market indexes through June. Bonds also suffered during this period, since their prices generally move in the opposite direction of rates.

But there was good news, too. The Treasury market, where shrinking supply bolstered prices thanks to the government's efforts to retire some of its debt, performed well. And the Fed appears closer to the end of its tightening cycle, which will be a strong positive if it can slow the economy to a level that supports corporate earnings growth but keeps inflation at bay. The picture on the global economy is brighter and technology continues to dominate as the driver of ever-improving corporate productivity.

No matter what happens next in the financial markets, these past several months only served to reinforce some of the important lessons for investors: Diversify, invest in line with your tolerance for risk and maintain a long-term perspective.

Since not all parts of your portfolio will perform equally well all the time, it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.


Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

[A 3" x 2" photo at bottom right side of page of John Hancock Cash Reserve, Inc. Caption below reads "Fund management team members
(l-r): Barry Evans and Dawn Baillie."]

John Hancock
Cash Reserve, Inc.

Inflation fears and a strong economy push interest rates higher


Money-market yields continued to rise over the last six months, as the roaring U.S. economy caused the Federal Reserve to intensify its inflation-fighting campaign with three additional interest-rate hikes in 2000. As a result, the federal funds rate that banks charge each other for overnight loans climbed from 5.50% in December to 6.50% by the end of June. Money-market securities, whose yields are pegged to changes in the federal funds rate, also rose. As the stock market -- technology stocks in particular -- cooled off and produced lackluster results in the first six months of the year, money-market funds began to provide very competitive returns.

The Federal Reserve remains intent on preventing inflation from spiking, and entered 2000 with its "tightening" bias decidedly intact. Robust fourth-quarter gross domestic product numbers released in January 2000 signaled that economic growth remained strong, so the Fed raised rates by one-quarter of a percentage point. Then oil prices rose to over $30 per barrel -- a level not seen since the 1970s -- and unemployment edged down to 3.9%, increasing the potential for wage inflation. As a result, the Fed raised rates by another quarter percentage point in March and a half a percentage point in May. Finally, the economy began to show signs of slowing, and the Fed left rates unchanged at its recent June meeting. However, it restated its position that inflation was still public enemy number one and that the Fed would not permit it to emerge.

"Money-market
 yields
 continued to
 rise over the
 last six
 months..."

[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of June 30, 2000." The chart is scaled in increments of 1% with 0% at the bottom and 6% at the top. The first bar represents the 5.86% total return for John Hancock Cash Reserve, Inc. The second bar represents the 5.90% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]

"...there is a
 real possibility
 that the Fed
 could raise
 rates a few
 more times."

7-day effective yield

On June 30, 2000, John Hancock Cash Reserve, Inc. had a 7-day effective yield of 5.86%. By comparison, the average taxable money-market fund had a 7-day effective yield of 5.90%, according to Lipper, Inc.

Short maturity provides flexibility

Since it was clear that the Fed was going to continue to push rates up in response to the steaming economy, we maintained a conservative stance through much of the last six months. By keeping the Fund's maturity slightly shorter than average, we didn't have our money locked up for so long, and were able to reinvest in higher-yielding securities after each rate hike. We also managed the Fund's maturity to accommodate the increased liquidity demands we experienced in the first quarter of 2000, as investors redeemed shares to move assets into the then-strong technology sector.

A look ahead

While there have been some hints of an economic slowdown lately, we believe there is a real possibility that the Fed could raise rates a few more times. Typically, it takes at least six months for higher interest rates to have a measurable economic impact, so it could be at least the end of the summer before the effects of the three latest hikes are seen. But if signs of a slowdown continue, the Fed could be coming nearer to ending its rate-hike cycle. In an election year, the Fed may also want to stay out of the political fray by wrapping up before the campaign season moves into high gear.

Until it's clear that the Fed is done raising rates, we will keep the Fund's duration shorter than average to take advantage of further increases. As always, we will focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

-----------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



FINANCIAL STATEMENTS

John Hancock Funds - Cash Reserve, Inc.


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
-----------------------------------------------------------------
Assets:
Investments, in money market instruments,
at value - Note C:
Commercial paper (cost - $10,457,815)                 $10,457,815
Corporate interest-bearing obligations
(cost - $4,409,490)                                     4,409,490
U.S. government obligations (cost - $3,194,079)         3,194,079
Joint repurchase agreement (cost - $3,786,000)          3,786,000
                                                      -----------
                                                       21,847,384
Cash                                                          662
Interest receivable                                       148,975
Other assets                                               42,458
                                                      -----------
Total Assets                                           22,039,479
-----------------------------------------------------------------
Liabilities:
Dividend payable                                            2,189
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                    21,383
Accounts payable and accrued expenses                      17,996
                                                      -----------
Total Liabilities                                          41,568
-----------------------------------------------------------------
Net Assets:
Capital paid-in                                        21,997,911
                                                      -----------
Net Assets                                            $21,997,911
=================================================================
Net Asset Value, Offering Price and
Redemption Price Per Share:
(Based on 21,997,911 shares of beneficial interest
outstanding - 4,000,000,000 shares authorized with
$0.01 per share par value)                                  $1.00
=================================================================


See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended June 30, 2000 (Unaudited)
----------------------------------------------------------------
Investment Income:
Interest                                                $686,827
                                                      ----------
Expenses:
Investment management fee - Note B                        39,888
Transfer agent fee - Note B                               17,369
Custodian fee                                             14,544
Auditing fee                                               8,539
Printing                                                   3,029
Accounting and legal services fee - Note B                 2,054
Miscellaneous                                                922
Registration and filing fees                                 807
Directors' fees                                              386
Legal fees                                                   130
                                                      ----------
Total Expenses                                            87,668
----------------------------------------------------------------
Net Investment Income                                    599,159
----------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                               $599,159
================================================================

See notes to financial statements.





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------
                                                                  YEAR ENDED   SIX MONTHS ENDED
                                                                 DECEMBER 31,   JUNE 30, 2000
                                                                     1999         (UNAUDITED)
                                                                 ------------     ----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                              $1,167,547       $599,159
                                                                 ------------     ----------
Distributions to Shareholders:
Dividends from net investment income
($0.0438 and $0.0262 per share, respectively)                      (1,167,547)      (599,159)
                                                                 ------------     ----------
From Fund Share Transactions - Net: *                              (5,388,618)    (2,321,939)
                                                                 ------------     ----------
Net Assets:
Beginning of period                                                29,708,468     24,319,850
                                                                 ------------     ----------
End of period                                                     $24,319,850    $21,997,911
                                                                 ============     ==========

* Analysis of Fund Share Transactions at $1 Per Share:
Shares issued to shareholders in reinvestment of distributions     $1,110,480       $567,258
                                                                 ------------     ----------
Less shares repurchased                                            (6,499,098)    (2,889,197)
                                                                 ------------     ----------
Net decrease                                                      ($5,388,618)   ($2,321,939)
                                                                 ============     ==========

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the Fund shares reinvested and repurchased during the last two periods.

See notes to financial statements.





Financial Highlights
Selected data for each share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,                SIX MONTHS ENDED
                                                       --------------------------------------------------------  JUNE 30, 2000
                                                           1995        1996        1997        1998        1999   (UNAUDITED)
                                                       --------    --------    --------    --------    --------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                       --------    --------    --------    --------    --------    --------
Net Investment Income                                      0.05        0.05        0.05        0.05        0.04        0.03
                                                       --------    --------    --------    --------    --------    --------
Less Distributions:
Dividends from Net Investment Income                      (0.05)      (0.05)      (0.05)      (0.05)      (0.04)      (0.03)
                                                       --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period                            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ========    ========    ========    ========    ========    ========
Total Investment Return at Net Asset Value(1)             5.38%       5.00%       5.20%       4.91%       4.47%       2.68%(2)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)               $119,763     $67,003     $37,822     $29,708     $24,320     $21,998
Ratio of Expenses to Average Net Assets                   0.73%       0.65%       0.61%       0.75%       0.78%       0.77%(3)
Ratio of Net Investment Income to Average Net Assets      5.30%       4.85%       5.07%       4.81%       4.38%       5.26%(3)

(1) Total investment return assumes dividend reinvestment.
(2) Not annualized.
(3) Annualized.

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Schedule of Investments
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by Cash Reserve, Inc. on June 30, 2000. It's divided into four types of short-term investments. Most categories of short-term investments are further broken down by industry group.

                                                                                                    PAR VALUE
                                                               INTEREST        QUALITY                  (000s             MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*               OMITTED)              VALUE
-------------------                                        -------------  -------------          -------------      ------------
COMMERCIAL PAPER
Automobile/Trucks (9.90%)
Ford Motor Credit Co.,
9/29/00                                                            6.530%     Tier 1                  $1,100          $1,082,042
General Motors Acceptance Corp.,
7/25/00                                                            6.120      Tier 1                   1,100           1,095,512
                                                                                                                    ------------
                                                                                                                       2,177,554
                                                                                                                    ------------
Beverages (4.53%)
Coca-Cola Co.,
7/20/00                                                            6.500      Tier 1                   1,000             996,569
                                                                                                                    ------------
Broker Services (7.21%)
Goldman Sachs Group, L.P.,
8/18/00                                                            6.580      Tier 1                     700             693,859
Merrill Lynch & Co., Inc.,
8/16/00                                                            6.540      Tier 1                     900             892,479
                                                                                                                    ------------
                                                                                                                       1,586,338
                                                                                                                    ------------
Chemicals (4.98%)
DuPont (E.I.) de Nemours & Co.,
7/20/00                                                            6.500      Tier 1                   1,100           1,096,226
                                                                                                                    ------------
Finance (7.71%)
American Express Credit Corp.,
7/10/00                                                            6.500      Tier 1                   1,000             998,375
General Electric Capital Corp.,
7/20/00                                                            6.530      Tier 1                     700             697,588
                                                                                                                    ------------
                                                                                                                       1,695,963
                                                                                                                    ------------
Medical (2.71%)
Becton Dickinson & Co.,
8/9/00                                                             6.600      Tier 1                     600             595,710
                                                                                                                    ------------
Utilities (10.50%)
Bell Atlantic Financial Services,
7/24/00                                                            6.540      Tier 1                     771             767,779
Bell Atlantic Network Funding,
7/24/00                                                            6.700      Tier 1                     650             647,218
Duke Energy Corp.,
8/4/00                                                             6.520      Tier 1                     900             894,458
                                                                                                                    ------------
                                                                                                                       2,309,455
                                                                                                                    ------------
TOTAL COMMERCIAL PAPER
(Cost $10,457,815)                                                                                   (47.548)         10,457,815
                                                                                                ------------        ------------
CORPORATE INTEREST-BEARING OBLIGATIONS
Broker Services (4.09%)
Bear Stearns Cos., Inc.,
7/5/00                                                             6.500      Tier 1                     900             899,954
                                                                                                                    ------------
Finance (9.09%)
International Business Machines Credit Corp.,
9/1/00                                                             5.860      Tier 1                   1,000             998,943
Norwest Financial, Inc.,
10/1/00                                                            6.100      Tier 1                   1,000             999,854
                                                                                                                    ------------
                                                                                                                       1,998,797
                                                                                                                    ------------
Insurance (1.82%)
American General Corp.,
7/15/00                                                            9.625      Tier 1                     400             400,527
                                                                                                                    ------------
Telecommunications (5.05%)
GTE Corp.,
12/1/00                                                            9.375       Tier 1                  1,100           1,110,212
                                                                                                                    ------------

TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
(Cost $4,409,490)                                                                                    (20.05%)          4,409,490
                                                                                                ------------        ------------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (14.52%)
Federal Farm Credit Corp.,
10/2/00                                                            5.800      Tier 1                   1,000             997,552
Federal Home Loan Bank,
7/14/00                                                            5.500      Tier 1                   1,200           1,199,480
Federal National Mortgage Association,
9/25/00                                                            5.100      Tier 1                   1,000             997,047
                                                                                                                    ------------
                                                                                                                       3,194,079
                                                                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $3,194,079)                                                                                    (14.52%)          3,194,079
                                                                                                ------------        ------------

                                                                                                    PAR VALUE
                                                                               INTEREST                 (000s             MARKET
ISSUER, DESCRIPTION                                                                RATE              OMITTED)              VALUE
-------------------                                                        -------------        -------------       ------------
JOINT REPURCHASE AGREEMENT (17.21%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -
Dated 06-30-00, due 07-03-00
(Secured by U.S. Treasury Bonds,
9.125% due 05-15-18 and 8.125%
due 05-15-21) - Note A                                                         6.550%                 $3,786          $3,786,000
                                                                                                ------------        ------------
TOTAL JOINT REPURCHASE AGREEMENT
(Cost $3,786,000)                                                                                    (17.21%)          3,786,000
                                                                                                ------------        ------------
TOTAL INVESTMENTS                                                                                    (99.32%)         21,847,384
                                                                                                ------------        ------------
OTHER ASSETS AND LIABILITIES, NET                                                                     (0.68%)            150,527
                                                                                                ------------        ------------
TOTAL NET ASSETS                                                                                    (100.00%)        $21,997,911
                                                                                                ============        ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.


See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Cash Reserve, Inc.

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Cash Reserve, Inc. (the "Fund") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income, consistent with capital preservation and liquidity. On September 10, 1996, the Directors voted to close the Fund to new purchases, except shares purchased with reinvested Fund dividends, effective October 1, 1996.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Directors has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to 0.35% of the Fund's average daily net assets.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Directors of the Fund. The compensation of unaffiliated Directors is borne by the Fund. The unaffiliated Directors may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government and its agencies, during the period ended June 30, 2000, aggregated $810,955,910 and $809,440,807, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated
$11,172,327 and $15,181,100, respectively, during the period ended June
30, 2000.

The cost of investments owned at June 30, 2000 for federal income tax purposes was $21,847,384.



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A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291 1-800-554-6713 (TDD)
Internet: www.jhfunds.com

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This report is for the information of shareholders of the John Hancock
Cash Reserve, Inc. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

420SA   6/00
        8/00